DEBT FACILITIES - Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	$ 2,351.5	$ 3,312.2
Net proceeds from borrowing under revolving credit facilities	344.6	(705.6)
Proceeds from long-term debt	429.1	151.1
Repayment of long-term debt	(132.1)	(86.1)
Repayment of lease liabilities	(89.5)	(200.8)
Total changes from financing cash flows	552.1	(841.4)
Business combinations (Note 3)	35.1	73.0
Foreign currency exchange differences	(28.1)	(220.8)
Additions and remeasurement of lease liabilities	119.6	26.9
Accretion	25.3	20.7
Other	(9.3)	(19.1)
Total non-cash changes	142.6	(119.3)
Liabilities arising from financing activities, end	3,046.2	2,351.5
Unsecured senior notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	1,249.5	1,400.4
Net proceeds from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	0.0	0.0
Repayment of long-term debt	(20.5)	0.0
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	(20.5)	0.0
Business combinations (Note 3)	0.0	0.0
Foreign currency exchange differences	(8.5)	(151.4)
Additions and remeasurement of lease liabilities	0.0	0.0
Accretion	0.0	0.0
Other	0.5	0.5
Total non-cash changes	(8.0)	(150.9)
Liabilities arising from financing activities, end	1,221.0	1,249.5
Term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	331.2	319.2
Net proceeds from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	402.3	127.2
Repayment of long-term debt	(110.8)	(86.1)
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	291.5	41.1
Business combinations (Note 3)	0.2	0.8
Foreign currency exchange differences	(4.1)	(30.2)
Additions and remeasurement of lease liabilities	0.0	0.0
Accretion	0.0	0.0
Other	1.5	0.3
Total non-cash changes	(2.4)	(29.1)
Liabilities arising from financing activities, end	620.3	331.2
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	347.2	487.8
Net proceeds from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	0.0	0.0
Repayment of long-term debt	0.0	0.0
Repayment of lease liabilities	(89.5)	(200.8)
Total changes from financing cash flows	(89.5)	(200.8)
Business combinations (Note 3)	34.9	72.2
Foreign currency exchange differences	(7.8)	(31.5)
Additions and remeasurement of lease liabilities	119.6	26.9
Accretion	0.0	0.0
Other	(9.4)	(7.4)
Total non-cash changes	137.3	60.2
Liabilities arising from financing activities, end	395.0	347.2
R&D obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	423.6	391.5
Net proceeds from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	26.8	23.9
Repayment of long-term debt	(0.8)	0.0
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	26.0	23.9
Business combinations (Note 3)	0.0	0.0
Foreign currency exchange differences	0.0	0.0
Additions and remeasurement of lease liabilities	0.0	0.0
Accretion	25.3	20.7
Other	(1.9)	(12.5)
Total non-cash changes	23.4	8.2
Liabilities arising from financing activities, end	473.0	423.6
Revolving credit facilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	0.0	713.3
Net proceeds from borrowing under revolving credit facilities	344.6	(705.6)
Proceeds from long-term debt	0.0	0.0
Repayment of long-term debt	0.0	0.0
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	344.6	(705.6)
Business combinations (Note 3)	0.0	0.0
Foreign currency exchange differences	(7.7)	(7.7)
Additions and remeasurement of lease liabilities	0.0	0.0
Accretion	0.0	0.0
Other	0.0	0.0
Total non-cash changes	(7.7)	(7.7)
Liabilities arising from financing activities, end	$ 336.9	$ 0.0